PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Shares		Fair Value
	REAL ESTATE INVESTMENT FUNDS (97.7%)

	Private Investment Funds * (95.7%)
8,772	AEW Core Property Trust (U.S.), Inc.	$ 8,841,096
76	American Core Realty Fund, LP	9,349,602
68,077	Barings Core Property Fund LP	9,141,440
375,813	BGO Daily Value Fund, LP	4,191,103
3,225	BGO Diversified US Property Fund LP	7,108,055
n/a	BlackRock US Core Property Fund, LP	8,801,929
9,091,506	CBRE U.S. Core Partners, LP	12,942,667
2,424	Clarion Lion Industrial Trust	5,316,485
8,523	Clarion Lion Properties Fund, LP	12,882,090
n/a	GWL U.S. Property Fund LP	10,691,248
71	Invesco Core Real Estate-U.S.A., LP	12,944,082
3,907	Invesco U.S. Income Fund, LP	5,214,506
545	Morgan Stanley Prime Property Fund, LLC	10,117,703
539,719	Principal Enhanced Property Fund, LP	6,806,611
8,093	PRISA LP	14,114,201
4,291	Prologis Targeted U.S. Logistics Holdings, LP	7,612,973
71,652	RREEF America REIT II, Inc.	9,018,084
54,404	RREEF Core Plus Industrial Fund LP	7,606,274
83	Sentinel Real Estate Fund, LP	7,276,628
4,112	Stockbridge Smart Markets Fund, LP	6,369,569
823	UBS Trumbull Property Fund LP	8,329,364
n/a	USAA US Government Building Fund	6,505,717
	Total Private Investment Funds (Cost $188,490,415)	191,181,427

	Public Non-Traded Funds (2.0%)
304,386	Black Creek Diversified Property Fund (Class I) *	2,283,656
140,934	Jones Lang LaSalle Income Property Trust, Inc. (Class M-I)	1,641,878
	Total Public Non-Traded Funds (Cost $4,001,271)	3,925,534
	TOTAL REAL ESTATE INVESTMENT FUNDS (Cost $192,491,686)	195,106,961

	SHORT-TERM INVESTMENTS (8.6%)
13,131,248	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 0.08% +	13,131,248
3,983,535	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.09% +	3,983,535
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,114,783)	17,114,783

	TOTAL INVESTMENTS (106.3%)
	(Cost $209,606,469)	212,221,744

	LIABILITIES IN EXCESS OF OTHER ASSETS (6.3%)	(12,533,734)
	NET ASSETS (100.0%)	$199,688,010

LP	- Limited Partnership
+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.
*	Fair value estimated using Fair Valuation Procedures adopted by the Board of Trustees as discussed in the notes.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

As of July 31, 2020, the Fund had the following unfunded commitment amounts which had not yet been called for investment:
Initial Acquisition Date	Underlying Fund	Unfunded Commitments	Redemption Frequency

7/1/2016	AEW Core Property Trust (U.S.), Inc.	$ 690,511	Quarterly
8/1/2016	American Core Realty Fund, LP	-	Quarterly
7/1/2016	Barings Core Property Fund LP	-	Quarterly
10/1/2018	BGO Daily Value Fund, LP	-	Daily
4/1/2017	BGO Diversified US Property Fund LP	-	Quarterly
9/26/2017	Black Creek Diversified Property Fund	-	Monthly
4/1/2017	BlackRock US Core Property Fund, LP	-	Quarterly
7/1/2017	CBRE U.S. Core Partners, LP	-	Quarterly
7/1/2020	Clarion Lion Industrial Trust	2,666,667	Quarterly
4/1/2017	Clarion Lion Properties Fund, LP	-	Quarterly
4/1/2017	GWL U.S. Property Fund LP	-	Quarterly
4/1/2017	Invesco Core Real Estate-U.S.A., LP	-	Quarterly
4/1/2019	Invesco U.S. Income Fund, LP	-	Quarterly
8/2/2016	Jones Lang LaSalle Income Property Trust, Inc.	-	Daily
7/1/2019	Morgan Stanley Prime Property Fund, LLC	-	Quarterly
7/1/2019	Principal Enhanced Property Fund, LP	-	Quarterly
4/1/2017	PRISA LP	-	Quarterly
4/1/2017	Prologis Targeted U.S. Logistics Holdings, LP	-	Quarterly
7/1/2017	RREEF America REIT II, Inc.	1,300,000	Quarterly
10/1/2018	RREEF Core Plus Industrial Fund LP	500,000	Quarterly
4/11/2017	Sentinel Real Estate Fund, LP	-	Daily
4/1/2017	Stockbridge Smart Markets Fund, LP	3,000,000	Quarterly
4/1/2017	UBS Trumbull Property Fund LP	-	Quarterly
4/1/2017	USAA US Government Building Fund	-	Quarterly

PREDEX

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2020

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund uses fair valuation procedures to value a substantial portion of its assets. The Fund uses the fair value of a security to calculate its net asset value (“NAV”) when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. Short-term investments having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, which approximates fair value.

Valuation of Private Investment Funds – The Fund invests a significant portion of its assets in Private Investment Funds (each a “Private Fund” and collectively, the “Private Funds”). The Private Funds measure their real estate investments at fair value, and report a NAV per share on typically a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market. If an underlying fund manager reports the NAV per share (or its equivalent) to the Fund on a daily basis, then that unadjusted NAV per share is used to value the investment. Use of a NAV per share is commonly used as an acceptable valuation technique for investments in private investment companies, and is referred to as the "practical expedient" by ASC 820 Fair Value Measurement.

Fair Value Process – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

PREDEX

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Invetments*	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Funds	$ 1,641,878	$ -	$ 189,273,980	$ 190,915,858
Short-Term Investments	17,114,783	-	-	17,114,783
Subtotal	$ 18,756,661	$ -	$ 189,273,980	208,030,641
Private Fund**				4,191,103
Total Investments				$ 212,221,744

* Refer to the Portfolio of Investments for a more detailed account of the Fund’s holdings.

** A private fund investment that is daily measured at fair value using the NAV per share (or its equivalent) practical expedient has not been categorized in the fair value hierarchy.